Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (329,382)	$ 204,997
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned in Trust Account	(8,091)	(2,244,477)
Change in fair value of overallotment liability	(2,923)	0
Gain on expiration of overallotment option	(127,035)	0
Changes in current assets and liabilities:
Prepaid expenses	(198,983)	101,445
Accrued expenses	215,247	1,028,390
Due to related party	0	29,704
Net cash used in operating activities	(451,167)	(488,743)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(154,441,030)	0
Cash Flows from Financing Activities:
Proceeds from related party	56,922	0
Payment to related party	(54,647)	0
Proceeds from issuance of Public Units	154,441,030	0
Proceeds from issuance of Private Units	4,638,820	0
Payment of offering costs	(3,415,736)	(97,785)
Net cash (used in) provided by financing activities	155,666,389	(97,785)
Net Change in Cash	774,192	(586,528)
Cash - beginning of the period	0	774,192
Cash - end of the period	774,192	187,664
Supplemental disclosure of cash flow information:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000	0
Capital contribution by the Sponsor through transfer of Class B shares	1,186,448	0
Offering costs included in accrued offerings costs	112,485	0
Deferred underwriting commissions	5,405,436	0
Accretion of the interest earned in Trust Account	$ 8,091	$ 1,460,408